2016 Acquisitions (Schedule of Results of Operations Giving Effect to Acquisitions) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenues
Operating revenues—related parties	[1]	$ 290,500,000	$ 238,600,000		$ 190,700,000
Operating revenues—third parties	[1]	5,000,000	6,100,000		5,200,000
Equity in earnings of affiliates	[1]	77,100,000
Other income	[1]	5,400,000	100,000		200,000
Total revenues and other income	[1]	378,000,000	244,800,000		196,100,000
Costs and Expenses
Operating and maintenance expenses	[1]	85,200,000	55,100,000		61,000,000
Depreciation	[1]	26,200,000	16,800,000		15,000,000
General and administrative expenses	[1]	31,100,000	27,400,000		19,000,000
Taxes other than income taxes	[1]	12,000,000	4,500,000		4,900,000
Interest and debt expense	[1]	33,900,000	5,300,000		300,000
Other expenses	[1]	100,000	100,000		100,000
Total costs and expenses	[1]	188,500,000	109,200,000		100,300,000
Income before income taxes	[1]	189,500,000	135,600,000		95,800,000
Provision for income taxes	[1]	300,000	900,000		500,000
Net Income	[1]	189,200,000	134,700,000		95,300,000
Less: Net income (loss) attributable to Predecessors	[1]	(5,000,000)	18,700,000		66,400,000
Net income attributable to the Partnership	[1]	194,200,000	116,000,000		28,900,000
Assets, Current [Abstract]
Cash and cash equivalents	[1]	50,300,000	17,400,000		425,100,000
Accounts receivable—related parties	[1]	21,400,000	21,500,000
Accounts receivable—third parties	[1]	3,300,000	1,500,000
Materials and supplies	[1]	4,500,000	2,300,000
Other current assets	[1]	4,200,000	2,700,000
Total Current Assets	[1]	83,700,000	45,400,000
Equity investments	[1]	944,900,000
Net properties, plants and equipment	[1]	1,644,100,000	1,030,300,000
Goodwill	[1]	2,500,000	2,500,000
Intangibles		0	8,400,000	[1]
Deferred rentals—related parties	[1]	5,600,000	5,900,000
Deferred tax assets	[1]	100,000	500,000
Other assets	[1]	700,000	900,000
Total Assets	[1]	2,681,600,000	1,093,900,000
Liabilities, Current [Abstract]
Accounts payable—related parties	[1]	3,900,000	18,000,000
Accounts payable—third parties	[1]	66,900,000	112,500,000
Payroll and benefits payable	[1]	700,000	200,000
Accrued property and other taxes	[1]	7,700,000	3,200,000
Accrued interest	[1]	22,200,000	8,800,000
Current portion of accrued environmental costs	[1]	800,000
Deferred revenues—related parties	[1]	4,600,000	600,000
Other current liabilities	[1]	100,000	300,000
Total Current Liabilities	[1]	106,900,000	143,600,000
Notes payable—related parties	[1]	964,000,000	763,600,000
Long-term debt	[1]	1,090,700,000	18,000,000
Asset retirement obligations	[1]	3,900,000	4,300,000
Accrued environmental costs	[1]	800,000
Deferred income taxes	[1]	300,000
Deferred revenues—related parties—long-term	[1]	11,000,000	500,000
Total Liabilities	[1]	2,177,600,000	930,000,000
Equity [Abstract]
General partner—Phillips 66	[1]	(650,300,000)	(517,000,000)
Accumulated other comprehensive loss	[1]	(1,500,000)
Total Equity	[1]	504,000,000	163,900,000		789,000,000
Total Liabilities and Equity	[1]	2,681,600,000	1,093,900,000
Common Units [Member] | Public [Member]
Costs and Expenses
Net income attributable to the Partnership		45,000,000	27,400,000		7,600,000
Equity [Abstract]
Unitholders	[1]	808,900,000	415,300,000
Total Equity		808,900,000	415,300,000		409,100,000
Phillips 66 [Member] | Common Units [Member] | Non-public [Member]
Costs and Expenses
Net income attributable to the Partnership		92,400,000	29,100,000		6,500,000
Equity [Abstract]
Unitholders	[1]	233,000,000	57,100,000
Total Equity		233,000,000	57,100,000		48,600,000
Phillips 66 [Member] | Subordinated Units [Member] | Non-public [Member]
Costs and Expenses
Net income attributable to the Partnership		15,800,000	51,200,000		14,200,000
Equity [Abstract]
Unitholders	[1]		116,800,000
Total Equity			116,800,000		104,900,000
Phillips 66 [Member]
Equity [Abstract]
Net investment-Predecessors	[1]	113,900,000	91,700,000
Phillips 66 Partners LP (As Previously Reported) [Member]
Revenues
Operating revenues—related parties		260,600,000	222,900,000		181,900,000
Operating revenues—third parties		5,000,000	6,100,000		5,100,000
Equity in earnings of affiliates		77,100,000
Other income		5,400,000	100,000		200,000
Total revenues and other income		348,100,000	229,100,000		187,200,000
Costs and Expenses
Operating and maintenance expenses		62,200,000	52,500,000		52,200,000
Depreciation		21,800,000	16,200,000		14,300,000
General and administrative expenses		26,600,000	25,600,000		18,400,000
Taxes other than income taxes		9,000,000	4,200,000		4,800,000
Interest and debt expense		33,900,000	5,300,000		300,000
Other expenses		100,000	100,000
Total costs and expenses		153,600,000	103,900,000		90,000,000
Income before income taxes		194,500,000	125,200,000		97,200,000
Provision for income taxes		300,000	800,000		500,000
Net Income		194,200,000	124,400,000		96,700,000
Less: Net income (loss) attributable to Predecessors			8,400,000		67,800,000
Net income attributable to the Partnership		194,200,000	116,000,000		28,900,000
Assets, Current [Abstract]
Cash and cash equivalents		48,000,000	8,300,000
Accounts receivable—related parties		21,400,000	21,500,000
Accounts receivable—third parties		3,300,000	1,500,000
Materials and supplies		2,500,000	2,200,000
Other current assets		2,200,000	2,700,000
Total Current Assets		77,400,000	36,200,000
Equity investments		944,900,000
Net properties, plants and equipment		492,400,000	485,100,000
Goodwill		2,500,000	2,500,000
Intangibles			8,400,000
Deferred rentals—related parties		5,600,000	5,900,000
Deferred tax assets			500,000
Other assets		700,000	900,000
Total Assets		1,523,500,000	539,500,000
Liabilities, Current [Abstract]
Accounts payable—related parties		3,900,000	18,000,000
Accounts payable—third parties		8,300,000	10,200,000
Accrued property and other taxes		5,100,000	2,700,000
Accrued interest		15,100,000	1,900,000
Current portion of accrued environmental costs		800,000
Deferred revenues—related parties		4,400,000	600,000
Other current liabilities		100,000	300,000
Total Current Liabilities		37,700,000	33,700,000
Notes payable—related parties			411,600,000
Long-term debt		1,090,700,000	18,000,000
Asset retirement obligations		3,400,000	3,500,000
Accrued environmental costs		800,000
Deferred income taxes		300,000
Deferred revenues—related parties—long-term		500,000	500,000
Total Liabilities		1,133,400,000	467,300,000
Equity [Abstract]
General partner—Phillips 66		(650,300,000)	(517,000,000)
Accumulated other comprehensive loss		(1,500,000)
Total Equity		390,100,000	72,200,000
Total Liabilities and Equity		1,523,500,000	539,500,000
Phillips 66 Partners LP (As Previously Reported) [Member] | Common Units [Member] | Public [Member]
Equity [Abstract]
Unitholders		808,900,000	415,300,000
Phillips 66 Partners LP (As Previously Reported) [Member] | Phillips 66 [Member] | Common Units [Member] | Non-public [Member]
Equity [Abstract]
Unitholders		233,000,000	57,100,000
Acquired Assets Predecessor [Member] | Standish And Sweeny Fractionator Acquisition [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Revenues
Operating revenues—related parties		29,900,000	15,700,000		8,800,000
Operating revenues—third parties					100,000
Total revenues and other income		29,900,000	15,700,000		8,900,000
Costs and Expenses
Operating and maintenance expenses		23,000,000	2,600,000		8,800,000
Depreciation		4,400,000	600,000		700,000
General and administrative expenses		4,500,000	1,800,000		600,000
Taxes other than income taxes		3,000,000	300,000		100,000
Total costs and expenses		34,900,000	5,300,000		10,300,000
Income before income taxes		(5,000,000)	10,400,000		(1,400,000)
Provision for income taxes		0	100,000
Net Income		(5,000,000)	10,300,000		(1,400,000)
Less: Net income (loss) attributable to Predecessors		(5,000,000)	10,300,000		$ (1,400,000)
Assets, Current [Abstract]
Cash and cash equivalents		2,300,000	9,100,000
Accounts receivable—related parties			0
Materials and supplies		2,000,000	100,000
Other current assets		2,000,000
Total Current Assets		6,300,000	9,200,000
Net properties, plants and equipment		1,151,700,000	545,200,000
Deferred tax assets		100,000
Total Assets		1,158,100,000	554,400,000
Liabilities, Current [Abstract]
Accounts payable—third parties		58,600,000	102,300,000
Payroll and benefits payable		700,000	200,000
Accrued property and other taxes		2,600,000	500,000
Accrued interest		7,100,000	6,900,000
Deferred revenues—related parties		200,000
Total Current Liabilities		69,200,000	109,900,000
Notes payable—related parties		964,000,000	352,000,000
Asset retirement obligations		500,000	800,000
Deferred revenues—related parties—long-term		10,500,000
Total Liabilities		1,044,200,000	462,700,000
Equity [Abstract]
Net investment-Predecessors		113,900,000	91,700,000
Total Equity		113,900,000	91,700,000
Total Liabilities and Equity		$ 1,158,100,000	$ 554,400,000

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.